Dec. 28, 2018
VanEck Vectors Short High-Yield Municipal Index ETF
VanEck Vectors Short High-Yield Municipal Index ETF

SUPPLEMENT DATED DECEMBER 28, 2018 TO THE PROSPECTUS and
STATEMENT OF ADDITIONAL INFORMATION
OF VANECK VECTORS ETF TRUST
Dated September 1, 2018

(as supplemented)

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information (“SAI”) for VanEck Vectors ETF Trust (the “Trust”) regarding VanEck Vectors AMT-Free Intermediate Municipal Index ETF, VanEck Vectors AMT-Free Long Municipal Index ETF, VanEck Vectors AMT-Free Short Municipal Index ETF, VanEck Vectors CEF Municipal Income ETF, VanEck Vectors High-Yield Municipal Index ETF, VanEck Vectors Pre-Refunded Municipal Index ETF and VanEck Vectors Short High-Yield Municipal Index ETF (each, a “Fund”, and together, the “Funds”), each a series of the Trust. You may obtain a copy of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective December 28, 2018, each Fund will transfer the primary listing for its shares (“Shares”) to the Cboe BZX Exchange, Inc. (“Cboe BZX Exchange”) and such Shares will no longer be listed on the NYSE Arca, Inc. (“NYSE Arca”). Also effective as of such date, all references in the Funds’ Prospectus and SAI to NYSE Arca specific to the listing exchange for the Shares are hereby changed to Cboe BZX Exchange. This change has no effect on any Fund’s investment objective or strategies.

Please retain this supplement for future reference